As filed with the Securities and Exchange Commission on October 15, 2012.

File No. 333-43886

811-05439

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 17	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 225	☒

VARIABLE ACCOUNT D

(Exact Name of Registrant)

UNION SECURITY INSURANCE COMPANY

(Name of Depositor)

2323 Grand Boulevard
Kansas City, MO 64108

(Address of Depositor’s Principal Offices)

(816) 474-2345

(Depositor’s Telephone Number, Including Area Code)

Sarah M. Patterson
Hartford Life and Annuity Insurance Company
P.O. Box 2999
Hartford, CT 06104-2999

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on November 15, 2012, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on , pursuant to paragraph (a)(1) of Rule 485
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus and Statement of additional Information in Part A of Post-Effective Amendment No. 17 is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 333-43866), as filed on April 25, 2012.

A Supplement to the Prospectus is included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 17 does not supersede Post-Effective Amendment No. 16, as filed on April 25, 2012.

Part A

Supplement to Your Prospectus

Effective November 19, 2012, Hartford Securities Distribution Company, Inc. will replace Woodbury Financial Services, Inc. as principal underwriter for your variable annuity contract. Any references to Woodbury Financial Services, Inc. in your prospectus are deleted and replaced with Hartford Securities Distribution Company, Inc.

This supplement should be retained with the Prospectus for future reference.

HV-7408

PART C

OTHER INFORMATION

Item 24.         Financial Statements and Exhibits

(a)	All financial statements are included in Part A and Part B of the Registration Statement.
(b)	Exhibits:
	(1)	Resolution of the Board of Directors of Fortis Benefits Insurance Company authorizing the establishment of Variable Account D.(1)
	(2)	Not applicable.
	(3)	a) Assignment and Novation Agreement. Consent to Assignment and Novation Agreement. Principal Underwriter Agreement
b) Form of Dealer Sales Agreement.(1)
	(4)	Form of Variable Annuity Contract.(2)
	(5)	Form of Application.(3)
	(6)	a) Restated Articles of Incorporation of Union Security Insurance Company.(4)
b) Restated By-Laws of Union Security Insurance Company.(4)
	(7)	Reinsurance Contract.
	(8)	Participation Agreement.
	(9)	a) Opinion and Consent of Counsel.
	(9)	b) Opinion and Consent of Counsel.
	(10)	a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm to be filed by Amendment.
b) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm to be filed by Amendment.
	(11)	No Financial Statements are omitted.
	(12)	Not applicable.
	(99)	Copy of Power of Attorney.

(1)	Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701 filed on April 19, 2002.

(2)	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-43886 filed on November 8, 2000.

(3)	Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement File No. 033-37577 filed on April 19, 2002.

(4)	Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-43886 filed on October 21, 2005.

(5)	Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement file No. 333-43886 filed on April 25, 2012.

(6)	Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement File No. 033-63935 filed on November 16, 2009.

Item 25.         Directors and Officers of Depositor

Name and Address	Position and Offices with Depositor
S. Craig Lemasters (2)	Director
Christopher J. Pagano (3)	Director
Michael J. Peninger (3)	Chairman of the Board
John Steven Roberts (1)	President and Chief Executive Officer, Director
Sylvia Wagner (3)	Director
Miles B. Yakre (1)	Senior Vice President, Chief Financial Officer and Treasurer

(1)	Address: 2323 Grand Boulevard, Kansas City, MO 64108

(2)	Address: 260 Interstate North Circle, NW, Atlanta, GA 33039

(3)	Address: Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005

Item 26.                            Persons Controlled By or Under Control With the Depositor or Registrant.

Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement File No. 333-79701 filed with the Commission on April 25, 2012.

Items 27.                      Number of Contract Owners

As of August 31, 2011, there were 28,644 Contract Owners.

Item 28.                            Indemnification

Union Security’s By-Laws provide for indemnity and payment of expenses of Union Security’s officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Kansas law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Registrant and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                            Principal Underwriters

(a)             Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

Union Security Life Insurance Company of New York - Separate Account A

Union Security Insurance Company - Variable Account C

Union Security Insurance Company - Variable Account D

HSD acts as principal underwriter for the following investment companies:

Hartford Life Insurance Company - DC Variable Account I

Hartford Life Insurance Company - Separate Account One

Hartford Life Insurance Company - Separate Account Two

Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)

Hartford Life Insurance Company - Separate Account Two (QP Variable Account)

Hartford Life Insurance Company - Separate Account Two (Variable Account “A”)

Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)

Hartford Life Insurance Company - Separate Account Ten

Hartford Life Insurance Company - Separate Account Three

Hartford Life Insurance Company - Separate Account Five

Hartford Life Insurance Company - Separate Account Seven

Hartford Life Insurance Company - Separate Account Eleven

Hartford Life Insurance Company - Separate Account Twelve

Hartford Life and Annuity Insurance Company - Separate Account One

Hartford Life and Annuity Insurance Company - Separate Account Ten

Hartford Life and Annuity Insurance Company - Separate Account Three

Hartford Life and Annuity Insurance Company - Separate Account Five

Hartford Life and Annuity Insurance Company - Separate Account Six

Hartford Life and Annuity Insurance Company - Separate Account Seven

(b)            Officers and Directors of Woodbury Financial Services, Inc.:

Name and Principal Business Address	Title
Lydia M. Anderson***	Vice President
Scott A. Carlson*	Senior Vice President
Shaun C. Clasby*	Vice President and Chief Marketing Officer
George Eknaian**	Senior Vice President and Chief Actuary
Richard D. Fergesen*	Director, Senior Vice President, Chief Financial Officer, and Financial Principal
Albert Johnson*	AML Officer and Chief Compliance Officer
Kathleen E. Jorens***	Vice President and Assistant Treasurer
Patrick H. McEvoy*	Director, President and Chief Executive Officer
Brian Murphy**	Director and Chairman
Robert W. Paiano***	Senior Vice President and Treasurer
Jennifer R. Relien*	Chief Legal Officer and Assistant Secretary
Diane E. Tatelman**	Vice President

*                    Address: 7755 3rd Street North, Oakdale, MN 55128.

**             200 Hopmeadow Street, Simsbury CT 06089.

***      One Hartford Plaza, Hartford, CT 06115

Directors and Officers of HSD:

POSITIONS AND OFFICES
NAME	WITH UNDERWRITER

Robert Arena	Executive Vice President/Business Line Principal and Director
Diana Benken	Chief Financial Officer and Controller/FINOP
Michelle L. Buswell (1)	Vice President
Stuart M. Carlisle	Vice President
Jared A. Collins (2)	Vice President
Christopher S. Conner (3)	AML Compliance Officer and Chief Compliance Officer
James Davey	Director
Kathleen E. Jorens (4)	Vice President, Assistant Treasurer
Vernon Meyer	Senior Vice President
Robert W. Paiano (4)	Senior Vice President, Treasurer
Sharon A. Ritchey	President, Chief Executive Officer, Chairman of the Board and Director
Cathleen Shine	Secretary
Martin A. Swanson	Vice President/Marketing
Diane E. Tatelman	Vice President
Eamon J. Twomey	Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

(1) Address: One Griffin Road North, Windsor, CT 06095-1512

(2) Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(3) Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(4) Address: One Hartford Plaza, Hartford, CT 06155

(c)             None.

Item 30.                            Location of Accounts and Records

The accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Union Security Insurance Company:	576 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:	7755 3rd Street North, Oakdale, MN 55128
Hartford Administrative Services Company	500 Bielenberg Drive, Woodbury, MN 55125
Hartford Securities Distribution:	200 Hopmeadow Street, Simsbury, CT 06089

Item 31.                            Management Services

Effective April 1, 2001, Union Security contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company (“Hartford Life”), a subsidiary of The Hartford Financial Services Group. Although Union Security remains responsible for all contract terms and conditions, Hartford Life is ultimately responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of Union Security.

Item 32.                            Undertakings

(a)             The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b)            The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)             The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)            The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on this 15th day of October, 2012.

VARIABLE ACCOUNT D OF
UNION SECURITY INSURANCE COMPANY
(Registrant)

By:	John Steven Roberts	*By:	/s/ Sarah M. Patterson

	John Steven Roberts,		Sarah M. Patterson
	President and Chief Executive Officer,		Attorney-in-Fact
Director*

UNION SECURITY INSURANCE COMPANY
(Depositor)

By:	John Steven Roberts

John Steven Roberts,
President and Chief Executive Officer,
Director*

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

S. Craig Lemasters, Director*
Christopher J. Pagano, Director*
Michael J. Peninger, Chairman of the Board*
John Steven Roberts, President and Chief Executive
Officer, Director*	*By:	/s/ Sarah M. Patterson

Sylvia Wagner, Director*		Sarah M. Patterson
Miles B. Yakre, Senior Vice President, Chief Financial		Attorney-in-Fact
Officer and Treasurer*	Date:	October 15, 2012

333-43886

EXHIBIT INDEX

(3)(a)	Assignment and Novation Agreement. Consent to Assignment and Novation Agreement. Principal Underwriter Agreement
9(a)	Opinion and Consent of Counsel.
9(b)	Opinion and Consent of Counsel.
99	Copy of Power of Attorney.